Certain risks and concentration - Financial Data for VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risks And Uncertainties [Abstract]
Intercompany online advertising service revenues, Variable Interest Entity	$ 911,000	$ 4,761,000	$ 1,469,000
Intercompany marketing service revenues, Variable Interest Entity	117,000		176,000
Intercompany online advertising and SaaS service revenues from VIE	49,000	996,000	4,023,000
Management fees charged to VIE	$ 0	$ 0	$ 0